Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Sundry creditors	$ 977	$ 657
Derivative financial instruments	459	84
Total	$ 1,436	$ 741